Fees Summary	Mar. 13, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,249,337,500
Previously Paid Amount	0
Total Fee Amount	191,273.57
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate amount of the securities to which the prospectus relates is 1,250,000. The maximum aggregate offering price of the securities to which the prospectus relates is $1,249,337,500.00. The prospectus is a final prospectus for the related offering.
Net Fee	$ 191,273.57
Narrative - Max Aggregate Offering Price	$ 1,249,337,500
Narrative - Max Aggregate Offering Amount | shares	1,250,000
Final Prospectus	true